Movement of Uncertain Tax Positions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Schedule of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefit, beginning balance	¥ 68	$ 11	¥ 11,128	$ 1,718
Reverse due to lapse of statute of limitations	¥ (68)	$ (11)	(11,202)	(1,729)
Exchange rate translation			142	22
Unrecognized tax benefit, ending balance			¥ 68	$ 11